Shareholder Report, Holdings (Details) - C000005462	Dec. 31, 2024
Liberty Media Corp-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Masimo
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Cboe Global Markets
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Lattice Semiconductor
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TMX Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Mirion Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PAR Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Planet Fitness
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Esab
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SiteOne Landscape Supply
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.20%